Schedule of remaining contractual maturity for financial liabilities (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Bank loans	$ 8,005,681	$ 62,185,724	$ 70,204,982
Lease liabilities	9,580,318	74,417,038	76,983,367
Trade payables	2,144,381	16,656,904	16,198,249
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Bank loans		10,013,806	10,255,376
Loans from related companies		16,802,118	16,937,200
Amounts due to directors		42,573,611	108,118,417
Amounts due to a related company		165,724	131,161
Lease liabilities		41,371,011	41,266,516
Trade payables		16,657,404	16,198,249
Other payables		5,740,176	5,342,137
Total	17,163,877	133,323,850	198,249,056
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Bank loans		40,055,223	41,110,965
Loans from related companies		24,606,150	35,750,789
Amounts due to directors
Amounts due to a related company
Lease liabilities		38,337,962	41,674,694
Trade payables
Other payables
Total	13,259,953	102,999,335	118,536,448
Later than five years [member]
IfrsStatementLineItems [Line Items]
Bank loans		28,845,729	39,820,388
Loans from related companies		5,379,624	6,803,280
Amounts due to directors
Amounts due to a related company
Lease liabilities
Trade payables
Other payables
Total	4,406,112	34,225,353	46,623,668
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Bank loans		78,914,758	91,186,729
Loans from related companies		46,787,892	59,491,269
Amounts due to directors		42,573,611	108,118,417
Amounts due to a related company		165,724	131,161
Lease liabilities		79,708,973	82,941,210
Trade payables		16,657,404	16,198,249
Other payables		5,740,176	5,342,137
Total	$ 34,829,942	$ 270,548,538	$ 363,409,172